Basis of Presentation and General Information (Policies)	6 Months Ended
Jun. 30, 2019
Basis of Presentation and General Information [Abstract]
Principles of Consolidation	The accompanying unaudited interim consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").